Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of inventories [text block] [Abstract]
Schedule of Inventories
	December 31,
	2020	2019
	U.S. Dollars in thousands
Finished products	$13,459	$12,016
Purchased products	6,751	10,412
Work in progress	8,389	9,043
Raw materials	13,417	11,702
Total Inventories	$42,016	$43,173
(1)	During the years 2020, 2019 and 2018, the Company recognized, at cost of revenues, as impairment for inventories carried at net realizable value totaled of $1,482 thousands, $334 thousands and $61 thousands, respectively.